Investments in Associates and Joint Ventures - Additional Information (Details) $ / shares in Units, £ in Millions, $ in Millions, ₨ in Billions											1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 06, 2024	Sep. 30, 2024 shares	Aug. 30, 2024 GBP (£) shares	Aug. 30, 2024 CAD ($) shares	Mar. 13, 2024 GBP (£) shares	Mar. 13, 2024 INR (₨) shares	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Jul. 24, 2023	Mar. 11, 2021 GBP (£)	Aug. 31, 2024	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Feb. 28, 2025 shares	Feb. 28, 2025 tranche	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021	Aug. 30, 2024 $ / shares	Nov. 30, 2022 GBP (£)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures																£ 1,902	£ 1,970
Investments held at fair value																£ 146	118
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of voting									60.00%
Charlotte's Web Holdings, Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments held at fair value																					£ 48
Investment term																7 years
Potential proportion ownership interest																19.90%
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate																£ 447	559	£ 438
Investments in associates and joint ventures																1,902	1,970	£ 2,020
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate																£ 434	£ 545
Ownership interest in associates																25.45%	29.02%	29.19%	29.38%
Number of shares held disposed (in shares) | shares					436,851,457	436,851,457
Proportion of ownership interest in associate disposed (in percentage)					12.00%	12.00%
Percentage of voting equity interest disposed (in percentage)					3.50%	3.50%
Investments in associates and joint ventures																£ 1,762	£ 1,851
Consideration paid					£ (1,600)	₨ (166.9)
Organigram Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates	30.60%										35.09%					35.09%	18.79%
Acquisition percentage										19.90%
Impairment loss recognised in profit or loss																	£ 36
Impairment loss, net of tax																	34	£ 59
Investments in associates and joint ventures																£ 65	£ 30
Purchase of interests in investments accounted for using equity method																		£ 4
Consideration paid			£ 24	$ 42			£ 24	$ 42
Shares acquired (in shares) | shares							12,893,175	12,893,175
Price per share (CAD per share) | $ / shares								$ 3.22												$ 3.22
Goodwill			£ 5
Organigram Inc. | Maximum
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate											30.00%
Organigram Inc. | Ordinary shares
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Shares acquired (in shares) | shares		4,429,740	4,429,740	4,429,740
Organigram Inc. | Preference shares
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Shares acquired (in shares) | shares		8,463,435	8,463,435	8,463,435
Organigram Inc. | Forecast
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Purchase of interests in investments accounted for using equity method												£ 74	$ 125
Shares acquired (in shares) | shares														12,893,175
Number of tranches | tranche															2
Organigram Inc. | Intangible assets other than goodwill
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired										£ 49
Organigram Inc. | Goodwill
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Fair value of net assets acquired										£ 30
ITC Hotels Limited
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates									15.00%